Property and Equipment, Net Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense capitalized	$ 4	$ 2	$ 34
Other direct costs capitalized	$ 23	$ 13
Leasehold interest in land, term of contract	25 years
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lessor, finance lease, term	3 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lessor, finance lease, term	5 years
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	P50Y